Investment in associated companies - Narrative (Details) $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 01, 2022 USD ($)	Jun. 30, 2022	Mar. 31, 2022 rig	Feb. 28, 2022 rig	Feb. 23, 2022 USD ($)	Jan. 20, 2022 USD ($)
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments	$ (2)	$ (1)	$ 2		$ (7)	$ 3	$ 3	$ 0	$ (22)
Investments in associated companies		79		$ 79	79		$ 27	$ 24						$ 64	$ (152)
Paratus Energy Services [Member]
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by parent															65.00%
Reorganization, Chapter 11, Fresh-Start Adjustment [Member]
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	$ (17)
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Seadrill ownership percentage							50.00%	50.00%	50.00%
Income (loss) from equity method investments							$ (2)	$ 2	$ 0
Investments in associated companies		2		2	2		$ 0	$ 2
Gulfdrill | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Number of premium jack-ups | rig												5
Seadrill ownership percentage												50.00%
Gulfdrill | Seadrill Limited | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Number of leased rigs | rig												3
Gulfdrill | Third Party | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Number of leased rigs | rig												2
Sonadrill
Schedule of Equity Method Investments [Line Items]
Seadrill ownership percentage							50.00%	50.00%	50.00%
Income (loss) from equity method investments							$ 5	$ (2)	$ (1)
Investments in associated companies		46		46	46		27	$ 22
Liabilities, Fair Value Disclosure										$ 21
Sonadrill | Reorganization, Chapter 11, Fresh-Start Adjustment [Member]
Schedule of Equity Method Investments [Line Items]
Investments in associated companies		$ 25		$ 25	$ 25
Sonadrill | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Seadrill ownership percentage												50.00%
Number of drillships | rig													4
Paratus Energy Services [Member]
Schedule of Equity Method Investments [Line Items]
Seadrill ownership percentage		35.00%		35.00%	35.00%						35.00%				35.00%
Equity method investments, fair value disclosure															$ 56
Income (loss) from equity method investments				$ 8
Investments in associated companies		$ 31		$ 31	$ 31		$ 0
Paratus Energy Services [Member] | Reorganization, Chapter 11, Fresh-Start Adjustment [Member]
Schedule of Equity Method Investments [Line Items]
Assets, fair value adjustment					$ 39
Gulf Drilling International | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Seadrill ownership percentage												50.00%
Sonangol | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Seadrill ownership percentage												50.00%